Consolidated Statements of Cash Flows - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operations:
Net income	$ 113.8	$ (155.4)	$ (136.3)	$ 51.8	$ 310.0
Adjustments to reconcile net income to net cash provided from (used for) operations:
Net realized and unrealized investment (gains) losses	(37.0)	52.1	37.7	(50.1)	(241.0)
Amortization of premium on fixed maturity investments	5.9	14.0	16.6	21.1	22.4
Amortization of intangible assets	11.8	6.3	10.2
Depreciation and other amortization	7.1	6.4	8.9	6.7	5.5
Other operating items:
Net change in loss and loss adjustment expense reserves	76.1	203.6	188.3	18.1	(100.7)
Net change in reinsurance recoverable on paid and unpaid losses	(69.7)	(26.5)	(11.1)	(23.6)	24.6
Net change in funds held by ceding companies	(40.9)	(26.3)	(38.9)	(15.1)	(4.8)
Net change in unearned insurance and reinsurance premiums	311.8	144.0	55.7	60.8	27.4
Net change in ceded reinsurance payable	113.0	43.8	22.8	11.5	8.4
Net change in ceded unearned insurance and reinsurance premiums	(106.3)	(5.5)	14.4	(1.9)	(18.9)
Net change in insurance and reinsurance premiums receivable	(271.9)	(186.4)	(102.3)	(95.4)	(39.2)
Net change in deferred acquisition costs	(39.2)	(29.2)	(27.0)	(14.2)	(8.6)
Net change in funds held under reinsurance treaties	37.1	0.8	5.8	13.0	(0.9)
Net change in current and deferred income taxes, net	38.6	(23.9)	13.3	(12.0)	12.0
Net change in other assets and liabilities, net	(42.9)	(52.8)	(50.3)	(6.6)	38.1
Net cash provided from (used for) operations	107.3	(35.0)	(36.0)	(46.8)	9.5
Cash flows from investing activities:
Net change in short-term investments	(157.6)	(342.6)	(1.0)	(202.7)	109.8
Sales of fixed maturities and convertible fixed maturity investments	1,149.9	1,530.7	1,422.4	2,454.7	2,176.5
Maturities, calls, and paydowns of fixed maturity and convertible fixed maturity investments	69.0	228.4	292.2	141.8	178.3
Sales of common equity securities	247.9	36.0	87.6	851.6	312.6
Distributions and redemptions of other long-term investments	62.1	38.4	40.6	27.9	13.2
Sales of consolidated subsidiaries, net of cash sold		0.8	0.8	173.5	14.3
Contributions to other long-term investments	(131.3)	(138.3)	(167.5)	(73.5)	(10.7)
Purchases of common equity securities	(392.4)	(197.7)	(222.3)	(232.7)	(266.1)
Purchases of fixed maturities and convertible fixed maturity investments	(1,062.9)	(1,089.9)	(1,018.5)	(3,192.3)	(2,458.0)
Purchases of consolidated subsidiaries, net of cash acquired	(7.9)	(354.5)	(354.5)	27.5
Net change in unsettled investment purchases and sales	18.6	(6.6)	(7.9)	38.4	(12.2)
Other, net	(3.4)	(4.7)	(5.9)	4.3	(9.1)
Net cash (used for) provided from investing activities	(208.0)	(300.0)	66.0	18.5	48.6
Cash flows from financing activities:
Capital contribution from former parent	1.4	11.5	13.3	89.6
Issuance of debt, net of issuance costs		342.5	340.8	392.4
Repayment of debt		(3.8)	(3.8)	(405.6)
Change in collateral held on Interest Rate Cap		(0.8)	(1.1)	(0.5)	(2.4)
Cash dividends paid to non-controlling interests		(14.1)	(14.1)	(18.8)	(18.8)
Other, net		(0.9)	(0.9)	0.8
Net cash provided from financing activities	1.4	334.4	53.6	30.9	(21.2)
Effect of exchange rate changes on cash	(9.8)	9.2	9.9	(9.4)	(4.5)
Net (decrease) increase in cash during period	(109.1)	8.6	93.5	(6.8)	32.4
Cash and restricted cash balance at beginning of period	230.6	137.1	137.1	143.9	111.5
Cash and restricted cash balance at end of period	$ 121.5	$ 145.7	$ 230.6	$ 137.1	$ 143.9